Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Number of shares available for future grants (in shares)	46,652
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)	84.00%	79.00%
Expected term	6 years	5 years 6 months
Risk free interest rate (in hundredths)	1.10%	1.40%
Dividend yield (in hundredths)	0.00%	0.00%
Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)		89.00%
Expected term		5 years
Risk free interest rate (in hundredths)		0.80%
Dividend yield (in hundredths)		0.00%
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)	174,872	137,896
Granted (in shares)	87,184	130,569
Exercised (in shares)	(2,432)	(18,735)
Forfeited (in shares)	(25,159)	(74,858)
Outstanding (in shares)	234,465	174,872
Vested and expected to vest at December 31, 2012 (in shares)	218,118
Exercisable at December 31, 2012 (in shares)	71,442
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)	16.76	24.88
Granted (in dollars per share)	5.66	11.34
Exercised (in dollars per share)	4.40	4.40
Forfeited (in dollars per share)	20.45	25.36
Outstanding (in dollars per share)	12.37	16.76
Vested and expected to vest at December 31, 2012 (in dollars per share)	12.69
Exercisable at December 31, 2012 (in dollars per share)	21.45
Weighted-average remaining contractual term [Abstract]
Outstanding	8 years 6 months
Vested and expected to vest at December 31, 2011	8 years 4 months 24 days
Exercisable at December 31, 2011	7 years 7 months 6 days
Aggregate intrinsic value [Abstract]
Outstanding	0
Vested and expected to vest at December 31, 2012	0
Exercisable at December 31, 2012	0
Stock options issued for purchase of common stock (in shares)	87,184	130,569
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value [Abstract]
Fair value of options (in dollars per share)	5.66	6.1
Weighted-average assumptions [Abstract]
Unrecognized compensation expense	700,000
Stock Options [Member] | Non-employee consultants [Member]
Number of shares [Abstract]
Granted (in shares)		1,000
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)		1,000
Fair value of options (in dollars per share)		2.90
Weighted-average assumptions [Abstract]
Stock-based compensation expense	1,000	9,000
Unrecognized compensation expense	0
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense	0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)	87,184	129,569
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)	87,184	129,569
Weighted-average assumptions [Abstract]
Stock-based compensation expense	400,000	700,000
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	200,000	100,000
Weighted average period for recognizing compensation expense	2 years 10 months 24 days
Number of shares [Abstract]
Nonvested (in shares)	13,988	0
Granted (in shares)	67,863	31,096
Vested (in shares)	(5,047)	(2,167)
Forfeited (in shares)	(2,432)	(14,941)
Nonvested (in shares)	74,372	13,988
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)	24.20	0
Granted (in dollars per share)	6.00	24.20
Vested (in dollars per share)	24.20	24.20
Forfeited (in dollars per share)	17.36	24.20
Nonvested (in dollars per share)	7.81	24.20
Unrecognized compensation expense related to restricted stock awards	400,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period	10 years